CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Aug. 31, 2022	Aug. 31, 2021
CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
Sales	$ 1,455,742	$ 452,490	$ 3,710,370	$ 5,523,458
Cost of sales	1,031,441	23,051	1,253,649	84,519
Gross profit	424,301	429,439	2,456,721	5,438,939
Operating expenses:
Advertising and promotion	66,244	308,519	858,572	1,733,865
Salaries and wages	778,307	313,537	2,313,689	1,942,573
Professional services	101,635	64,280	547,115	330,634
General and administrative expenses	224,573	336,670	2,553,037	653,422
Income (Loss) from operations	(746,458)	(593,567)	(3,815,692)	778,445
Other income (expense):
Interest expense	(273,317)	(577)	(2,923)	(150,872)
Derivative loss			0	(2,238,941)
Gain on extinguishment of debt	0	(77,500)	77,500	191,675
Settlement (costs)/recoveries			165,375	(620,375)
Goodwill impairment			(4,023,823)	0
Other income (expense)	47,831	1,699	8,313	7,535
Other income (expense)	47,831	1,699	8,313	7,535
Net loss before income taxes	(971,944)	(513,791)	(7,591,250)	(2,032,533)
Income taxes	0	0	0	0
Net loss	$ (971,944)	$ (513,791)	$ (7,591,250)	$ (2,032,533)
Basic and diluted loss per share	$ (0.0022)	$ (0.0013)	$ (0.017)	$ (0.006)
Weighted average shares outstanding - basic and diluted	434,700,005	410,032,902	434,700,005	353,158,502